SCHEDULE IV — REINSURANCE	12 Months Ended
Dec. 31, 2025
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Abstract]
SCHEDULE IV — REINSURANCE
SCHEDULE IV — REINSURANCE

Column A	Column B	Column C	Column D	Column E	Column F
(Dollars in millions)	Gross Amount	Ceded to Other Companies	Assumed from Other Companies	Net Amount	Assumed to Net

December 31, 2025
Total property and liability insurance premiums earned	$4,921	$2,429	$13,067	$15,560	84.0%

December 31, 2024
Total property and liability insurance premiums earned	$4,977	$2,248	$12,458	$15,187	82.0%

December 31, 2023
Total property and liability insurance premiums earned	$4,733	$1,807	$10,518	$13,443	78.2%